Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements
20.	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is as follows:

Level 1	-	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	-	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	-	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

Assets and liabilities measured at fair value on a recurring basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2015 and 2014.

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥80,870	¥—	¥80,870
Available-for-sale (noncurrent):
Government bonds	287	—	—	287
Corporate bonds	—	201	—	201
Fund trusts	12	52	—	64
Equity securities	42,849	—	—	42,849
Derivatives	—	1,485	—	1,485

Total assets	¥43,148	¥82,608	¥—	¥125,756

Liabilities:
Derivatives	¥—	¥624	¥—	¥624

Total liabilities	¥—	¥624	¥—	¥624

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥139,240	¥—	¥139,240
Available-for-sale (noncurrent):
Government bonds	325	—	—	325
Corporate bonds	—	162	474	636
Fund trusts	12	72	—	84
Equity securities	40,653	—	—	40,653
Derivatives	—	265	—	265

Total assets	¥40,990	¥139,739	¥474	¥181,203

Liabilities:
Derivatives	¥—	¥11,167	¥—	¥11,167

Total liabilities	¥—	¥11,167	¥—	¥11,167

Level 1 investments are comprised principally of Japanese equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 cash and cash equivalents are valued based on market approach, using quoted prices for identical assets in markets that are not active. Level 3 investments are mainly comprised of corporate bonds, which are valued based on cost approach, using unobservable inputs as the market for the assets was not active at the measurement date.

Derivative financial instruments are comprised of foreign exchange contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates, based on market approach.

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2015 and 2014.

	Years ended December 31
	2015	2014
	(Millions of yen)
Balance at beginning of year	¥474	¥340
Total gains or losses (realized or unrealized):
Included in earnings	—	—
Included in other comprehensive income (loss)	22	(18)
Purchases, issuances, and settlements	(496)	152

Balance at end of year	¥—	¥474

Assets and liabilities measured at fair value on a nonrecurring basis

During the years ended December 31, 2015 and 2014, there were no circumstances that required any significant assets or liabilities to be measured at fair value on a nonrecurring basis.